Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	$ 4,010	¥ 27,573	¥ 18,301	¥ 11,632
Accretion of the redeemable noncontrolling interests	(19)	(130)	17	(557)
Numerator for EPS computation	$ 3,991	¥ 27,443	¥ 18,318	¥ 11,075